CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME (unaudited) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Statement of comprehensive income [abstract]
Net (loss)		$ (422)	$ (390)	$ (479)	$ (499)
Other comprehensive income to be eventually recycled into the consolidated income statement:
Currency translation effects		13	5	(42)	1
Total of items to eventually recycle		13	5	(42)	1
Other comprehensive income never to be recycled into the consolidated income statement:
Actuarial (losses) from defined benefit plans, net of taxes	[1]	(22)	0	(23)	(7)
Fair value adjustments on equity securities, net of taxes	[2]	0	0	(7)	(2)
Total of items never to be recycled		(22)	0	(30)	(9)
Total comprehensive (loss)		$ (431)	$ (385)	$ (551)	$ (507)

[1]
Amounts are net of tax benefit of $5 million for the three months ended June 30, 2020. Amounts are net of tax benefits of $7 million and $2 million for the six months ended June 30, 2020 and 2019, respectively.

[2]	Amounts are net of tax benefits of $3 million and $5 million for the six months ended June 30, 2020 and 2019, respectively.